CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash	$ 339,628	$ 2,331,714
Bank balances	82,997,449	51,176,617
Other fixed rate instruments	226,193,622	104,059,655
Total cash and cash equivalents	309,530,699	157,567,986	$ 137,538,613	$ 136,242,116
USD
Cash and cash equivalents
Total cash and cash equivalents	21,332,268	16,733,249
EUR
Cash and cash equivalents
Total cash and cash equivalents	223,449	9,722
ARS
Cash and cash equivalents
Total cash and cash equivalents	14,821,502	3,830,199
CLP
Cash and cash equivalents
Total cash and cash equivalents	201,936,140	78,420,966
PGY
Cash and cash equivalents
Total cash and cash equivalents	21,688,915	12,383,873
BRL
Cash and cash equivalents
Total cash and cash equivalents	$ 49,528,425	$ 46,189,977